Scharf Global Opportunity Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Shares	COMMON STOCKS - 91.63%	Value
	Aerospace and Defense - 4.22%
2,425	Lockheed Martin Corp.	$1,042,653
	Automobiles - 2.65%
99,030	Porsche Automobil Holding SE - ADR	653,598
	Beverages - 2.00%
5,423	Heineken N.V. (b)	494,426
	Building Products - 1.01%
4,918	Masco Corp.	248,851
	Chemicals - 2.80%
24,020	Valvoline, Inc.	692,497
	Commercial Services & Supplies - 3.40%
31,960	Herman Miller, Inc.	839,589
	Diversified Financial Services - 3.45%
3,120	Berkshire Hathaway, Inc. - Class B (a)	851,822
	Entertainment - 2.05%
6,500	Activision Blizzard, Inc.	506,090
	Health Care Providers & Services - 14.96%
12,693	Centene Corp. (a)	1,073,955
15,934	CVS Health Corp.	1,476,444
3,503	McKesson Corp.	1,142,714
		3,693,113
	Household Durables - 2.64%
7,982	Sony Corp. - ADR	652,688
	Insurance - 7.90%
90,190	AIA Group, Ltd. (b)	977,553
753	Markel Corp. (a)	973,817
		1,951,370
	Interactive Media & Services - 7.06%
7,243	Baidu, Inc. - ADR (a)	1,077,252
14,755	Tencent Holdings, Ltd. (b)	666,408
		1,743,660
	Internet & Direct Marketing Retail - 0.99%
140	Booking Holdings, Inc. (a)	244,859
	IT Services - 4.10%
6,045	Cognizant Technology Solutions Corp. - Class A	407,977
6,800	Fiserv, Inc. (a)	604,996
		1,012,973
	Media - 9.70%
20,502	Comcast Corp. - Class A	804,498
94,814	Grupo Televisa S.A.B. - ADR	775,579
7,048	Liberty Broadband Corp. - Class C (a)(d)	815,031
		2,395,108
	Metals & Mining - 3.50%
48,780	Barrick Gold Corp. (b)	862,918
	Personal Products - 2.26%
12,170	Unilever plc - ADR	557,751
	Pharmaceuticals - 6.27%
2,849	Johnson & Johnson	505,726
12,340	Novartis AG - ADR	1,043,100
		1,548,826
	Road & Rail - 2.16%
7,630	Canadian Pacific Railway, Ltd. (b)	532,879
	Software - 4.85%
1,593	Microsoft Corp.	409,130
11,279	Oracle Corp.	788,064
		1,197,194
	Specialty Retail - 3.66%
5,225	Advance Auto Parts, Inc.	904,395
	TOTAL COMMON STOCKS (Cost $20,455,870)	22,627,260

	PREFERRED STOCK - 4.27%
	Technology Hardware, Storage & Peripherals - 4.27%
26,375	Samsung Electronics Co., Ltd., 2.06% (b)	1,056,300
	TOTAL PREFERRED STOCK (Cost $491,784)	1,056,300

	MONEY MARKET FUND - 4.22%
1,040,953	First American Treasury Obligations Fund, Class Z, 1.76% (c)	1,040,953
	TOTAL MONEY MARKET FUND (Cost $1,040,953)	1,040,953

	Total Investments in Securities (Cost $21,988,607) - 100.12%	24,724,513
	Liabilities in Excess of Other Assets - (0.12)%	(30,689)
	TOTAL NET ASSETS - 100.00%	$24,693,824

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of June 30, 2022.
(d)	Non-voting shares.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
% of Net
Country	Assets
United States	60.5%
China	7.4%
Canada	5.9%
Republic of Korea	4.5%
Switzerland	4.4%
Hong Kong	4.1%
Mexico	3.3%
Germany	2.8%
Japan	2.7%
United Kingdom	2.3%
Netherlands	2.1%
100%

Scharf Global Opportunity Fund
Summary of Fair Value Disclosure at June 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Scharf Global Opportunity Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$4,644,858	$-	$-	$4,644,858
Consumer Discretionary	2,455,540	-	-	2,455,540
Consumer Staples	1,052,177	-	-	1,052,177
Financials	2,803,192	-	-	2,803,192
Health Care	5,241,939	-	-	5,241,939
Industrials	2,663,972	-	-	2,663,972
Information Technology	2,210,167	-	-	2,210,167
Materials	1,555,415	-	-	1,555,415
Total Common Stocks	22,627,260	-	-	22,627,260
Preferred Stock
Information Technology	1,056,300	-	-	1,056,300
Total Preferred Stock	1,056,300	-	-	1,056,300
Money Market Fund	1,040,953	-	-	1,040,953
Total Investments in Securities	$24,724,513	$-	$-	$24,724,513

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.